Note 7 - Public and Private Warrants - Measurement Inputs and Valuation Techniques of Warrants (Details) - Public Warrants [Member]	Jan. 30, 2023	Jul. 29, 2022
Measurement Input, Expected Term [Member]
Measurement Input	5.00	5.00
Measurement Input, Price Volatility [Member]
Measurement Input	0.8240	0.8790
Measurement Input, Risk Free Interest Rate [Member]
Measurement Input	0.0360	0.0270
Measurement Input, Expected Dividend Rate [Member]
Measurement Input	0.0000	0.0000